VARIABLE INTEREST ENTITIES - SECURITIZE, INC. AND SUBSIDIARIES	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Schedule of Equity Method Investments [Line Items]
VARIABLE INTEREST ENTITIES	VARIABLE INTEREST ENTITIES
The Company holds variable interests in certain entities that meet the definition of a Variable Interest Entity (“VIE”) under Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). These entities were evaluated to determine whether the Company is the primary beneficiary and, therefore, required to consolidate their financial results.
As of March 31, 2026 and December 31, 2025, the Company identified Securitize AAA CLO Tokenized Fund, Ltd., Apollo Diversified Credit Securitize Fund, Hamilton Lane SCOPE Securitize Tokenized Feeder, L.P., Securitize KKR Platform SPC Ltd., Securitize Capital Hamilton Lane Equity Opportunity Fund LP, and VanEck Treasury Fund, Ltd. as VIEs; the Company’s relationships with these funds are outlined in the table below.
During the year ended December 31, 2025, the Company obtained an equity interest in Securitize AAA CLO Tokenized Fund, Ltd. This equity interest represents a tokenized interest in the participating, non-voting equity shares of Securitize AAA CLO Tokenized Fund, Ltd., providing exposure to the full residual returns and losses of the underlying portfolio without conferring any governance or decision-making rights with respect to the CLOs or their managers. The Company also obtained an equity interest in Securitize AAA CLO Tokenized Fund, Ltd.’s management, voting equity shares which do not have the right to participate in full residual returns of the underlying portfolio. The Company is not the primary beneficiary of Securitize AAA CLO Tokenized Fund, Ltd. because the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to Securitize AAA CLO Tokenized Fund, Ltd.
The Company is not the primary beneficiary of the Apollo Diversified Credit Securitize Fund, Hamilton Lane SCOPE Securitize Tokenized Feeder, L.P., Securitize KKR Platform SPC Ltd., Securitize Capital Hamilton Lane Equity Opportunity Fund LP, and VanEck Treasury Fund, Ltd. because the Company does not have the power to direct the activities that most significantly affect the economic performance of these VIEs.
Accordingly, the Company does not consolidate these VIEs in their unaudited condensed consolidated financial statements. The carrying amounts of the assets and liabilities represent the maximum exposure to loss as a result of this involvement and are as follows:

	March 31, 2026	December 31, 2025
Securitize Capital Hamilton Lane Equity Opportunity Fund, L.P.
Notes receivable, related parties	$1,353,732	$1,084,957
Securitize AAA CLO Tokenized Fund, Ltd.
Investments in tokenized assets	$3,540,254	$5,000,000
Securitize KKR Platform SPC, LTC
Notes receivable, related parties	$4,702,874	$3,476,639
Hamilton Lane SCOPE Securitize Tokenized Feeder, LP
Investments in tokenized assets	$883,344	$862,798
Restricted tokenized assets	$—	$1,103,171
Apollo Diversified Credit Securitize Fund
Investments in tokenized assets	$1,732,585	$1,157,270
Restricted tokenized assets	$—	$619,494
VanEck Treasury Fund, Ltd.
Investments in tokenized assets	$5,000,000	$5,000,000
Cash and cash equivalents	$77,489	$14,813
VARIABLE INTEREST ENTITIES
The Company holds variable interests in certain entities that meet the definition of a Variable Interest Entity (“VIE”) under Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). These entities were evaluated to determine whether the Company is the primary beneficiary and, therefore, required to consolidate their financial results.
During the year ended December 31, 2025, the Company obtained an equity interest in Securitize AAA CLO Tokenized Fund, Ltd. This equity interest is a tokenized interest in Securitize AAA CLO Tokenized Fund, Ltd.’s participating, non-voting equity shares which expose it to the full residual returns and losses of the underlying portfolio without granting any governance or decision-making rights over the CLOs or their managers. The Company also obtained an equity interest in Securitize AAA CLO Tokenized Fund, Ltd.’s management, voting equity shares which do not have the right to participate in full residual returns of the underlying portfolio. The Company is not the primary beneficiary of Securitize AAA CLO Tokenized Fund, Ltd. because the Company does not have the obligation to absorb losses or the right to receive benefits that could potentially be significant to Securitize AAA CLO Tokenized Fund, Ltd.
During the year ended December 31, 2025, the Company has identified Securitize AAA CLO Tokenized Fund, Ltd., Apollo Diversified Credit Securitize Fund, Hamilton Lane SCOPE Securitize Tokenized Feeder, L.P., Securitize KKR Platform SPC Ltd., Securitize Capital Hamilton Lane Equity Opportunity Fund LP, VanEck Treasury Fund, Ltd., and Hamilton Lane SF6 — Securitize Tokenized Feeder Fund, Ltd as VIEs; the Company’s relationships with these funds is outlined in the table below. During the year ended December 31, 2024, the Company has identified Securitize KKR Platform SPC Ltd., Securitize Capital Hamilton Lane Equity Opportunity Fund LP, and Hamilton Lane SF6 — Securitize Tokenized Feeder Fund, Ltd as VIEs; the Company’s relationships with these funds outlined in the table below.
The Company is not the primary beneficiary of Apollo Diversified Credit Securitize Fund, Hamilton Lane SCOPE Securitize Tokenized Feeder, L.P., Securitize KKR Platform SPC Ltd., Securitize Capital Hamilton Lane Equity Opportunity Fund LP, Hamilton Lane SF6 — Securitize Tokenized Feeder Fund, Ltd, and VanEck Treasury Fund, Ltd. because the Company does not have the power to direct the activities that most significantly affect the economic performance of these VIEs. The loan associated with Hamilton Lane SF6 Securitize Tokenized Feeder Fund, Ltd was issued to Hamilton Lane SF6 Securitize Tokenized Feeder Fund, Ltd, and therefore does not represent a variable interest in the entity. Additionally, the loan was repaid as of December 31, 2025.
Accordingly, the Company does not consolidate these VIEs in their consolidated financial statements. The carrying amount of the assets and liabilities is equal maximum exposure to loss as a result of this involvement and is as follows:

	December 31,
	2025	2024
Securitize Capital Hamilton Lane Equity Opportunity Fund, L.P.
Notes receivable, related parties	$1,084,957	$471,859
Hamilton Lane SF6 – Securitize Tokenized Feeder Fund Ltd
Notes payable, related party	$—	$2,474,384
Securitize AAA CLO Tokenized Fund, Ltd.
Investments in tokenized assets	$5,000,000	$—
Securitize KKR Platform SPC, LTC
Notes receivable, related parties	$3,476,639	$3,232,059
Hamilton Lane SCOPE Securitize Tokenized Feeder, LP
Investments in tokenized assets	$862,798	$—
Restricted tokenized assets	$1,103,171	$—
Apollo Diversified Credit Securitize Fund
Investments in tokenized assets	$1,157,270	$—
Restricted tokenized assets	$619,494	$—
VanEck Treasury Fund, Ltd.
Investments in tokenized assets	$5,000,000	$—
Cash and cash equivalents	$14,813	$—